Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000027322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000027322 [Member] | Argenx SE ADR Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027322 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027322 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027322 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027322 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027322 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027322 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027322 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027322 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027322 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000027322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000027322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000027322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027322 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027322 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000180065 [Member] | Argenx SE ADR Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180065 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180065 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180065 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180065 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180065 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180065 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180065 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180065 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180065 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000180065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000180065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000180065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000180065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000180065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000180065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180065 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000180065 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000180065 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000027323 [Member] | Argenx SE ADR Netherlands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027323 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027323 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027323 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027323 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027323 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027323 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027323 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027323 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027323 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000027323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000027323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000027323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027323 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027323 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027323 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000027325 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027325 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027325 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027325 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027325 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Workiva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027325 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027325 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000027325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000027325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000027325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000027325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027325 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000027325 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000180066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000180066 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180066 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180066 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180066 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180066 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Workiva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180066 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180066 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180066 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000180066 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000180066 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000180066 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180066 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000180066 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000180066 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000180066 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000180066 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000027324 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027324 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027324 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027324 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027324 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Workiva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027324 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027324 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000027324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000027324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000027324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000027324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027324 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000027324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000180068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000180068 [Member] | Thermon Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180068 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180068 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180068 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180068 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Constellium SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180068 [Member] | Solaris Energy Infrastructure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180068 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180068 [Member] | Supernus Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000180068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000180068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000180068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000180068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000180068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000180068 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000180068 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000180067 [Member] | Thermon Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180067 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180067 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180067 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180067 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Constellium SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180067 [Member] | Solaris Energy Infrastructure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180067 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180067 [Member] | Supernus Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000180067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000180067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000180067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000180067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000180067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000180067 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000180067 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000056573 [Member] | Thermon Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000056573 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056573 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056573 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056573 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Constellium SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056573 [Member] | Solaris Energy Infrastructure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056573 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056573 [Member] | Supernus Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000056573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000056573 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000056573 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000056573 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000056573 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056573 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000056573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000056573 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000056573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000078885 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078885 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078885 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078885 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078885 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078885 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | Public Finance Authority 5 750 12 31 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078885 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078885 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000078885 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000078885 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
C000078885 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000078885 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000078885 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078885 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000078885 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000078885 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000078885 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000078885 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000078885 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000078885 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078885 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078885 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078885 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000069909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000069909 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069909 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069909 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069909 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069909 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069909 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | Public Finance Authority 5 750 12 31 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069909 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069909 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000069909 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000069909 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
C000069909 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000069909 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069909 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069909 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069909 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069909 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000069909 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000069909 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000069909 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069909 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069909 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069909 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069909 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069909 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000180069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000180069 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180069 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180069 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180069 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180069 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180069 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | Public Finance Authority 5 750 12 31 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180069 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000180069 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000180069 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000180069 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
C000180069 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000180069 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000180069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180069 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000180069 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000180069 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000180069 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000180069 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180069 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000180069 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000180069 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000180069 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000180069 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180069 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000180070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000180070 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180070 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180070 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180070 [Member] | Supernus Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180070 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180070 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180070 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180070 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180070 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180070 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180070 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000180070 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000180070 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000180070 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000180070 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180070 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000180070 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000180070 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180070 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180070 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000180070 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000180070 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000069911 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069911 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069911 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069911 [Member] | Supernus Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069911 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069911 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069911 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069911 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069911 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069911 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069911 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069911 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000069911 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000069911 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000069911 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069911 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000069911 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000069911 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069911 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069911 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069911 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000069911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000069910 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069910 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069910 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069910 [Member] | Supernus Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069910 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069910 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069910 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069910 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069910 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069910 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069910 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000069910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000069910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000069910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000069910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000069910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069910 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069910 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000069910 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077269 [Member] | Metropolitan Transportation Authority Series B 5 000 11 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077269 [Member] | Utility Debt Securitization Authority Series 2 5 000 12 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077269 [Member] | Southeast Energy Authority A Cooperative District Series E 5 000 10 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077269 [Member] | Louisiana Stadium And Exposition District Series A 5 000 07 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077269 [Member] | University of California Series CD 5 000 05 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077269 [Member] | State of Illinois Series B 5 000 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | Los Angeles Department of Water And Power Series C 5 000 07 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | New York Transportation Development Corp 5 000 12 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | State Board of Administration Finance Corp Series A 5 526 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | Utility Debt Securitization Authority Series 2 5 000 06 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	55.70%
C000077269 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000077269 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000077269 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000077269 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000077269 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077269 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000077269 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077269 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077269 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077269 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077269 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077269 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000077269 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077269 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000077269 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077269 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000077267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000077267 [Member] | Metropolitan Transportation Authority Series B 5 000 11 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077267 [Member] | Utility Debt Securitization Authority Series 2 5 000 12 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077267 [Member] | Southeast Energy Authority A Cooperative District Series E 5 000 10 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077267 [Member] | Louisiana Stadium And Exposition District Series A 5 000 07 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077267 [Member] | University of California Series CD 5 000 05 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077267 [Member] | State of Illinois Series B 5 000 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | Los Angeles Department of Water And Power Series C 5 000 07 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | New York Transportation Development Corp 5 000 12 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | State Board of Administration Finance Corp Series A 5 526 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | Utility Debt Securitization Authority Series 2 5 000 06 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	55.70%
C000077267 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000077267 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000077267 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000077267 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000077267 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077267 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000077267 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077267 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077267 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077267 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077267 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077267 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000077267 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077267 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000077267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077267 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000077270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000077270 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077270 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077270 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077270 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077270 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077270 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077270 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077270 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077270 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000077270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000077270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077270 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077270 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000077271 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077271 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077271 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077271 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077271 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077271 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077271 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000077271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000077271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077271 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077271 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000077272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077272 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077272 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077272 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077272 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000077272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000077272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077272 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077272 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077272 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000115978 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115978 [Member] | Samsung Electronics Co Ltd 1 42 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000115978 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115978 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000115978 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115978 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115978 [Member] | Hyundai Motor Co 5 92 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115978 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115978 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115978 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115978 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000115978 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115978 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000115978 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000115978 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000115978 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000115978 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000115978 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115978 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000115978 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.90%
C000115978 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000115978 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115978 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115978 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	34.70%
C000115978 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.00%
C000115978 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115978 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000115979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000115979 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115979 [Member] | Samsung Electronics Co Ltd 1 42 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000115979 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115979 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000115979 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115979 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115979 [Member] | Hyundai Motor Co 5 92 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115979 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115979 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115979 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000115979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000115979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000115979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000115979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000115979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000115979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000115979 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.90%
C000115979 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000115979 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115979 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	34.70%
C000115979 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.00%
C000115979 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115979 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000115981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000115981 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115981 [Member] | Samsung Electronics Co Ltd 1 42 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000115981 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000115981 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115981 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115981 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115981 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115981 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115981 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115981 [Member] | The Procter And Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000115981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000115981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000115981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000115981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000115981 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000115981 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.10%
C000115981 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000115981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	19.20%
C000115981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.90%
C000115981 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000115981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000122076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000122076 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122076 [Member] | KDX Realty Investment Corp REIT Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | Technip Energies N V France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | ALS Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | Sumitomo Bakelite Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122076 [Member] | Greencore Group PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122076 [Member] | Interpump Group S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122076 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122076 [Member] | Sopra Steria Group France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122076 [Member] | Rigaku Holdings Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122076 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000122076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000122076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000122076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000122076 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122076 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000122076 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000122076 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	33.10%
C000122076 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000122076 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.80%
C000122076 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122076 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122076 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000122076 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000122076 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000122076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000180071 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180071 [Member] | KDX Realty Investment Corp REIT Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | Technip Energies N V France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | ALS Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | Sumitomo Bakelite Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180071 [Member] | Greencore Group PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180071 [Member] | Interpump Group S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180071 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180071 [Member] | Sopra Steria Group France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180071 [Member] | Rigaku Holdings Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180071 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000180071 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180071 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000180071 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000180071 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000180071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000180071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000180071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000180071 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180071 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000180071 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180071 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000180071 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000180071 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	33.10%
C000180071 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000180071 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.80%
C000180071 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000180071 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000180071 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000180071 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000180071 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000180071 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000122075 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122075 [Member] | KDX Realty Investment Corp REIT Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | Technip Energies N V France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | ALS Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | Sumitomo Bakelite Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122075 [Member] | Greencore Group PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122075 [Member] | Interpump Group S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122075 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122075 [Member] | Sopra Steria Group France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122075 [Member] | Rigaku Holdings Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122075 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000122075 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122075 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122075 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122075 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122075 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122075 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000122075 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000122075 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000122075 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122075 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122075 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122075 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000122075 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000122075 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	33.10%
C000122075 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000122075 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.80%
C000122075 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122075 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122075 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000122075 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%
C000122075 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000122075 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000142968 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142968 [Member] | Texhong International Group Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142968 [Member] | Brickability Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142968 [Member] | Legacy Housing Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142968 [Member] | Medical Facilities Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142968 [Member] | Fila S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142968 [Member] | Arrow Exploration Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142968 [Member] | Italian Wine Brands S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142968 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142968 [Member] | Omni Bridgeway Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142968 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000142968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000142968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000142968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000142968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000142968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000142968 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	17.90%
C000142968 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000142968 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.80%
C000142968 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.80%
C000142968 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000142968 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	11.30%
C000142968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000142968 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.90%
C000142968 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000142968 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000142968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000142969 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142969 [Member] | Texhong International Group Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142969 [Member] | Brickability Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142969 [Member] | Legacy Housing Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142969 [Member] | Medical Facilities Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142969 [Member] | Fila S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142969 [Member] | Arrow Exploration Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142969 [Member] | Italian Wine Brands S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142969 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142969 [Member] | Omni Bridgeway Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142969 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000142969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000142969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000142969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000142969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000142969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000142969 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	17.90%
C000142969 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000142969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.80%
C000142969 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.80%
C000142969 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	11.00%
C000142969 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	11.30%
C000142969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.60%
C000142969 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.90%
C000142969 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000142969 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000142969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000157696 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157696 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157696 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157696 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157696 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157696 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157696 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157696 [Member] | Jazz Pharmaceuticals PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157696 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157696 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000157696 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000157696 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000157696 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157696 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000157696 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000157696 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157696 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157696 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157696 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157696 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000157694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000157694 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157694 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157694 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157694 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157694 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157694 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157694 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157694 [Member] | Jazz Pharmaceuticals PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157694 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157694 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000157694 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000157694 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000157694 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157694 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000157694 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000157694 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157694 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157694 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157694 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157694 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000180072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000180072 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180072 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180072 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180072 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180072 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180072 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180072 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180072 [Member] | Jazz Pharmaceuticals PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180072 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180072 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000180072 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000180072 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000180072 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180072 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000180072 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000180072 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000180072 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180072 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180072 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000180072 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000176472 [Member] | Samsung Electronics Co Ltd 1 42 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000176472 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176472 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176472 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176472 [Member] | Hyundai Motor Co 5 92 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176472 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176472 [Member] | HI-LEX Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176472 [Member] | LG H And H Co Ltd 4 08 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176472 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176472 [Member] | Nihon Parkerizing Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000176472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176472 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176472 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000176472 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000176472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000176472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176472 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000176472 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000176472 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176472 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176472 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.90%
C000176472 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	42.70%
C000176472 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.00%
C000176472 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176472 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000176472 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176472 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000176471 [Member] | Samsung Electronics Co Ltd 1 42 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000176471 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176471 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176471 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176471 [Member] | Hyundai Motor Co 5 92 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176471 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176471 [Member] | HI-LEX Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176471 [Member] | LG H And H Co Ltd 4 08 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176471 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176471 [Member] | Nihon Parkerizing Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176471 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000176471 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176471 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176471 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000176471 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176471 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000176471 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000176471 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176471 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000176471 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000176471 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176471 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176471 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.90%
C000176471 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	42.70%
C000176471 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.00%
C000176471 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176471 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000176471 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176471 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000241081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000241081 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241081 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241081 [Member] | Public Finance Authority 5 750 12 31 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241081 [Member] | County of Jefferson Sewer Revenue 5 500 10 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241081 [Member] | Pennsylvania Higher Educational Facilities Authority Series B2 5 000 11 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241081 [Member] | Massachusetts Development Finance Agency 5 250 07 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241081 [Member] | Pennsylvania Economic Development Financing Authority 5 000 12 31 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241081 [Member] | Massachusetts Development Finance Agency 5 250 07 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241081 [Member] | Orange County Health Facilities Authority Series A 5 250 10 01 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241081 [Member] | Metropolitan Transportation Authority Series 1 4 750 11 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241081 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000241081 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
C000241081 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000241081 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000241081 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000241081 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241081 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241081 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000241081 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000241081 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241081 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241081 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241081 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241081 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241081 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241081 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241081 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000261130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000261130 [Member] | FHLMC 4 500 09 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261130 [Member] | FHLMC 5 500 02 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000261130 [Member] | FHLMC 6 000 10 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000261130 [Member] | FHLMC 3 000 08 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000261130 [Member] | GNMA 2 500 09 20 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261130 [Member] | FNMA 4 000 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261130 [Member] | FNMA 2 500 11 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261130 [Member] | FNMA 5 000 01 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000261130 [Member] | FHLMC 3 500 06 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261130 [Member] | GNMA 5 500 04 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261130 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000261130 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000261130 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000261130 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000261130 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000261130 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261130 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261130 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	77.60%
C000261130 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000261130 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%